Income/(loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income/(loss) per share
Basic loss per share	$ 0.1	$ (4.67)
Diluted loss per share	$ 0.1	$ (4.67)
Income/(loss) for the period	$ 30.7	$ (1,557.3)
Less: loss for the year attributable to non-controlling interests	2.4	3.9
Income/(loss) for the period attributable to owners of the Company	$ 33.1	$ (1,553.4)
Weighted average number of ordinary shares outstanding, diluted	333,600,000	332,626,000
Weighted average number of potential ordinary shares, dilutive	5,469,000	0
Weighted average number of potential ordinary shares, antidilutive		656,000